SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		9 Months Ended		12 Months Ended
	Oct. 02, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment $ / shares	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment		4		4
Number of reportable segments | segment		4		4
Cash and cash equivalents				$ 0	$ 0
Cash accounts		$ 2,213,219		2,407,843	1,160,368
Cash accounts exceeding FDIC amounts					250,000
Allowance for credit losses				0	0
Reduction in carrying value of inventories				$ 23,926	187,098
Debt instrument convertible conversion price | $ / shares				$ 1
Total capitalized costs				$ 186,103	35,588
Additional paid in capital	$ 600,000			3,960,397
Impairment				(1,568,309)	(157,103)
Loss on impairment			$ 405,658	$ 836,000	$ 25,000
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]				Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Change in fair value of convertible debt		$ (1,893,893)		$ (1,707,747)	$ 25,446
Software Subscriptions - Contract term				12 months
Initial term leases				3 years
Renewal extending lease				true
Realized foreign currency exchange gain (loss)				$ 36,579	0
Advertising Expense				$ 955,000	691,000
Air Temp Services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage credit loss				18.00%
Tire Track
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage credit loss				36.00%
ConnectM before business combination
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Commission and financing fee expenses				$ 608,433	$ 264,270
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease term				1 year
Additional renewal extending leases				1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease term				3 years
Additional renewal extending leases				5 years